UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21082
Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
March 31, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 93.8% (58.1% of Total Investments)

	Capital Markets – 9.7%

248,947	BNY Capital Trust V, Series F	5.950%	Aa3	$5,339,913
1,294,000	Deutsche Bank Capital Funding Trust II	6.550%	Aa3	28,183,320
22,500	Deutsche Bank Contingent Capital Trust III	7.600%	Aa3	558,000
1,100	Goldman Sachs Capital I (CORTS)	6.000%	A1	23,595
11,100	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	227,106
7,400	Goldman Sachs Group Inc. (SATURNS)	5.750%	AA-	149,480
1,800	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)	6.000%	AA-	38,304
14,000	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	287,000
19,200	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	390,720
26,500	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	509,065
4,600	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	89,056
2,200	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	AA-	47,080
108,649	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	1,933,952
69,100	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2	1,226,525
65,520	Lehman Brothers Holdings Capital Trust VI, Series N	6.240%	A2	1,161,014
122,413	Merrill Lynch Preferred Capital Trust III	7.000%	A2	2,492,329
89,700	Merrill Lynch Preferred Capital Trust IV	7.120%	A2	1,909,713
178,400	Merrill Lynch Preferred Capital Trust V	7.280%	A2	3,817,760
164,526	Morgan Stanley Capital Trust III	6.250%	A1	3,334,942
167,669	Morgan Stanley Capital Trust IV	6.250%	A1	3,371,824
469,305	Morgan Stanley Capital Trust VI	6.600%	A1	10,090,058
133,124	Morgan Stanley Capital Trust VII	6.600%	A1	2,848,854

	Total Capital Markets			68,029,610

	Commercial Banks – 15.0%

120,850	ABN AMRO Capital Fund Trust V	5.900%	A1	2,400,081
105,400	ASBC Capital I	7.625%	A3	2,624,460
37,500	BAC Capital Trust V	6.000%	Aa3	796,875
18,900	BAC Capital Trust VIII	6.000%	Aa2	399,546
44,121	Banco Santander Finance	6.410%	Aa3	1,033,755
191,381	Banco Santander Finance, 144A	6.500%	A	4,066,846
206,386	Banco Santander Finance, 144A	6.800%	Aa3	4,592,089
300	BancorpSouth Capital Trust I	8.150%	Baa1	7,461
84,500	Banesto Holdings, Series A, 144A	10.500%	A1	2,674,957
49,600	Bank One Capital Trust VI	7.200%	Aa3	1,226,608
178,900	Barclays Bank PLC	7.750%	Aa3	4,472,500
57,600	Barclays Bank PLC	7.100%	Aa3	1,393,920
187,100	Citizens Funding Trust I	7.500%	Baa1	3,218,120
116,800	Cobank ABC, 144A	7.000%	A	5,227,384
150,000	Credit Suisse Guernsey	7.900%	Aa3	3,778,125
237,500	Fifth Third Capital Trust VI	7.250%	A1	5,165,625
12,000	Fleet Capital Trust VIII	7.200%	Aa2	288,000
83,515	KeyCorp Capital Trust IX	6.750%	A3	1,669,465
449,500	M&T Capital Trust IV	8.500%	A3	11,356,618
832,100	National City Capital Trust II	6.625%	BBB+	14,062,490
200,000	PFCI Capital Corporation	7.750%	A-	5,262,500
4,350	PNC Capital Trust	6.125%	A2	94,613
80,633	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	1,588,470
224,762	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	4,962,745
88,039	Royal Bank of Scotland Group PLC, Series T	7.250%	Aa3	2,154,314
10,000	Royal Bank of Scotland Group PLC	6.600%	Aa3	223,000
165,900	SunTrust Capital Trust IX	7.875%	A1	4,064,550
2,300	USB Capital Trust XI	6.600%	Aa3	52,417
28,360	VNB Capital Trust I	7.750%	A3	709,000
85,000	Wachovia Capital Trust IX	6.375%	A1	1,813,900
20,000	Wachovia Corporation	8.000%	A	493,700
184,900	Wells Fargo Capital Trust V	7.000%	Aa2	4,450,543
13,125	Wells Fargo Capital Trust VII	5.850%	Aa2	285,994
377,350	Zions Capital Trust B	8.000%	BBB-	9,290,357

	Total Commercial Banks			105,901,028

	Computers & Peripherals – 0.0%

2,996	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	74,900

	Diversified Financial Services – 11.6%

42,600	Allied Capital Corporation	6.875%	BBB+	762,540
505,340	BAC Capital Trust XII	6.875%	Aa3	11,956,344
305,130	Citigroup Capital Trust VIII	6.950%	A1	6,667,091
4,000	Citigroup Capital Trust IX	6.000%	A1	78,920
357,650	Citigroup Capital XV	6.500%	A1	7,460,579
18,900	Citigroup Capital XVI	6.450%	A1	383,670
319,800	Citigroup Capital XIX	7.250%	A1	7,349,004
70,000	Citigroup Inc., Series M	8.125%	A	1,684,375
211,627	Deutsche Bank Capital Funding Trust VIII	6.375%	A	4,888,584
5,100	General Electric Capital Corporation	6.100%	AAA	126,888
989,558	ING Groep N.V.	7.200%	A1	23,828,557
564,300	ING Groep N.V.	7.050%	A	13,232,835
8,741	ING Groep N.V.	6.375%	A1	191,340
127,185	Royal Bank of Scotland Group PLC, Series R	6.125%	A1	2,702,681
3,815	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%	A1	89,042

	Total Diversified Financial Services			81,402,450

	Diversified Telecommunication Services – 0.7%

94,500	AT&T Inc.	6.375%	A	2,360,610
13,300	BellSouth Capital Funding (CORTS)	7.100%	A	301,329
74,635	BellSouth Corporation (CORTS)	7.000%	A	1,683,952
2,200	Verizon Communications (CORTS)	7.625%	A	55,176
12,200	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A	295,606
1,100	Verizon Global Funding Corporation Trust III, Series III (CORTS)	6.250%	A	27,764

	Total Diversified Telecommunication Services			4,724,437

	Electric Utilities – 5.5%

76,940	DTE Energy Trust I	7.800%	Baa3	1,955,815
109,205	Entergy Louisiana LLC	7.600%	A-	2,754,150
2,000	Entergy Mississippi Inc.	7.250%	A-	50,120
78,400	FPL Group Capital Inc.	6.600%	A3	1,968,624
135,420	Georgia Power Company	6.000%	A	3,321,853
36,500	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	827,090
133,925	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	3,101,703
109,300	PPL Energy Supply LLC	7.000%	BBB	2,753,267
251,400	Tennessee Valley Authority, Series D	5.490%	AAA	6,257,346
189,800	Virginia Power Capital Trust	7.375%	BBB	4,777,266
440,042	Xcel Energy Inc.	7.600%	Baa2	10,940,544

	Total Electric Utilities			38,707,778

	Food Products – 0.4%

29,900	Dairy Farmers of America Inc., 144A	7.875%	BBB-	2,562,056

	Household Durables – 0.4%

138,404	Pulte Homes Inc.	7.375%	BB+	2,610,299

	Insurance – 19.2%

642,200	Ace Ltd., Series C	7.800%	BBB	15,888,028
7,640	Aegon N.V.	6.875%	A-	171,976
1,161,650	Aegon N.V.	6.375%	A-	23,581,495
2,000	Aegon N.V.	7.250%	A-	46,860
75,053	AMBAC Financial Group Inc.	5.950%	AA	1,013,966
44,000	AMBAC Financial Group Inc.	5.875%	AA	611,600
354,600	American International Group	7.700%	Aa3	8,836,632
15,500	Arch Capital Group Limited, Series B	7.785%	BBB-	391,375
513,512	Arch Capital Group Limited	8.000%	BBB-	13,104,826
382,400	Berkley WR Corporation, Capital Trust II	6.750%	BBB-	7,992,160
217,000	Delphi Financial Group, Inc.	8.000%	BBB+	4,993,170
231,800	Delphi Financial Group, Inc.	7.376%	BBB-	4,406,518
646,472	EverestRe Capital Trust II	6.200%	Baa1	12,968,228
4,000	Financial Security Assurance Holdings	6.875%	AA	93,800
4,600	Financial Security Assurance Holdings	6.250%	AA	98,394
25,600	Lincoln National Capital Trust VI	6.750%	A-	604,160
265,920	Markel Corporation	7.500%	BBB-	6,541,632
292,200	PartnerRe Limited, Series C	6.750%	BBB+	6,638,784
75,900	PartnerRe Limited, Series D	6.500%	BBB+	1,726,725
80,700	PLC Capital Trust III	7.500%	BBB+	1,929,537
414,700	PLC Capital Trust IV	7.250%	BBB+	9,799,361
6,400	PLC Capital Trust V	6.125%	BBB+	128,000
5,600	Protective Life Corporation	7.250%	BBB	134,064
8,300	Prudential Financial Inc. (CORTS)	6.000%	A+	184,675
264,265	Prudential PLC	6.750%	A	6,276,294
284,502	RenaissanceRe Holdings Limited	6.600%	BBB	5,874,966
65,100	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	1,419,831

	Total Insurance			135,457,057

	IT Services – 0.1%

31,500	Vertex Industries Inc. (PPLUS)	7.625%	A	792,855

	Media – 6.4%

104,200	CBS Corporation	7.250%	BBB	2,524,766
167,800	CBS Corporation	6.750%	BBB	3,706,702
85,709	Comcast Corporation	7.000%	BBB+	2,105,870
736,119	Comcast Corporation	7.000%	BBB+	17,335,602
16,400	Comcast Corporation	6.625%	BBB+	371,624
828,932	Viacom Inc.	6.850%	BBB	19,289,248

	Total Media			45,333,812

	Oil, Gas & Consumable Fuels – 1.8%

532,932	Nexen Inc.	7.350%	Baa3	12,785,039

	Pharmaceuticals – 0.1%

20,500	Bristol-Myers Squibb Company (CORTS)	6.250%	A+	464,940
13,100	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	324,225

	Total Pharmaceuticals			789,165

	Real Estate/Mortgage – 18.2%

41,158	AMB Property Corporation, Series M	6.750%	Baa2	947,869
196,300	AMB Property Corporation, Series P	6.850%	Baa2	4,611,087
12,500	AvalonBay Communities, Inc., Series H	8.700%	BBB	318,500
30,100	Developers Diversified Realty Corporation	7.500%	BBB-	677,250
47,300	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	1,135,200
406,800	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	8,717,724
155,700	Duke Realty Corporation, Series L	6.600%	BBB	3,439,413
50,200	Duke Realty Corporation, Series N	7.250%	BBB	1,165,142
279,400	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	5,769,610
577,439	HRPT Properties Trust, Series B	8.750%	BBB-	13,835,438
600,300	Kimco Realty Corporation, Series G	7.750%	BBB+	14,302,148
107,400	Prologis Trust, Series G	6.750%	BBB	2,518,530
57,970	PS Business Parks, Inc., Series I	6.875%	BBB-	1,220,269
240,000	PS Business Parks, Inc., Series L	7.600%	BBB-	5,509,200
2,500	PS Business Parks, Inc., Series O	7.375%	BBB-	55,688
455,900	PS Business Parks, Inc.	7.000%	BBB-	9,956,856
64,800	Public Storage, Inc., Series C	6.600%	BBB+	1,386,720
5,200	Public Storage, Inc., Series E	6.750%	BBB+	112,580
59,400	Public Storage, Inc., Series F	6.450%	BBB+	1,208,790
367,196	Public Storage, Inc., Series K	7.250%	BBB+	8,698,873
95,200	Public Storage, Inc., Series M	6.625%	BBB+	1,981,112
347,600	Public Storage, Inc., Series V	7.500%	BBB+	8,401,492
3,371	Public Storage, Inc., Series X	6.450%	BBB+	69,274
107,100	Public Storage, Inc., Series Y	6.850%	BBB+	2,413,102
4,000	Public Storage, Inc.	7.125%	BBB+	96,320
17,100	Public Storage, Inc.	6.750%	BBB+	371,925
110,400	Realty Income Corporation, Series E	6.750%	BBB-	2,330,544
83,500	Realty Income Corporation	7.375%	BBB-	1,983,960
47,500	Regency Centers Corporation	7.450%	BBB	1,096,775
22,600	Regency Centers Corporation	7.250%	BBB-	509,630
323,633	Vornado Realty Trust, Series G	6.625%	BBB-	6,747,748
40,200	Vornado Realty Trust, Series H	6.750%	BBB-	848,622
91,100	Vornado Realty Trust, Series I	6.625%	BBB-	1,935,875
579,400	Wachovia Preferred Funding Corporation	7.250%	A2	13,720,192
2,300	Weingarten Realty Trust, Series E	6.950%	A-	52,325

	Total Real Estate/Mortgage			128,145,783

	Thrifts & Mortgage Finance – 2.9%

6,800	Countrywide Capital Trust III (PPLUS)	8.050%	BBB-	118,048
590,067	Countrywide Capital Trust IV	6.750%	BBB-	10,042,940
546,479	Countrywide Capital Trust V	7.000%	BBB-	9,126,199
60,800	Harris Preferred Capital Corporation, Series A	7.375%	A1	1,433,664

	Total Thrifts & Mortgage Finance			20,720,851

	U.S. Agency – 1.2%

47,500	Federal Home Loan Mortgage Corporation, Notes	5.570%	AA-	907,250
19,300	Federal Home Loan Mortgage Corporation	6.550%	AA-	433,285
77,000	Federal Home Loan Mortgage Corporation	0.000%	AA-	1,878,800
116,000	Federal National Mortgage Association	0.000%	AA-	5,256,250

	Total U.S. Agency			8,475,585

	Wireless Telecommunication Services – 0.6%

159,700	United States Cellular Corporation	8.750%	A-	3,994,097

	Total $25 Par (or similar) Preferred Securities (cost $732,331,721)			660,506,802

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 1.9% (1.2% of Total Investments)

	Commercial Banks – 1.3%

$8,600	Swedbank ForeningsSparbanken AB, 144A	7.500%	9/27/49	Aa2	$9,163,507

	Insurance – 0.6%

5,500	Great West Life & Annuity Capital I	6.625%	11/15/34	A-	4,502,828

$14,100	Total Corporate Bonds (cost $13,572,519)				13,666,335

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 58.3% (36.1% of Total Investments)

	Capital Markets – 4.0%

1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	$1,152,913
8,250	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	7,608,505
11,400	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A1	10,102,475
1,900	MUFG Capital Finance	4.850%	7/25/56	BBB+	2,127,572
2,000	Schwab Capital Trust I	7.500%	11/15/37	A3	1,864,698
5,500	UBS Preferred Funding Trust I	8.622%	10/29/49	Aa2	5,462,677

	Total Capital Markets				28,318,840

	Commercial Banks – 31.6%

4,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	3,989,116
19,850	Abbey National Capital Trust I	8.963%	6/30/50	A+	23,554,070
23,000	AgFirst Farm Credit Bank	8.393%	12/15/16	A-	21,543,893
2,500	AgFirst Farm Credit Bank	7.300%	12/15/53	A-	2,346,253
2,500	Bank One Capital III	8.750%	9/01/30	Aa3	2,790,030
1,500	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	1,471,553
7,200	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	7,533,900
2,000	Barclays Bank PLC	7.434%	12/15/57	Aa3	1,811,170
6,000	BBVA International Unipersonal	5.919%	10/18/49	A1	4,744,272
2,000	BNP Paribas	7.195%	12/25/57	AA-	1,776,324
7,500	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	5,368,455
2,000	CBG Florida REIT Corporation	7.114%	11/15/49	BB+	1,135,668
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	3,137,802
2,000	Corestates Capital Trust I, 144A	8.000%	12/15/26	A+	2,087,394
1,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	Aa3	1,709,821
9,000	Den Norske Bank, 144A	7.729%	6/29/49	Aa3	9,071,307
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,175,640
4,700	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	3,295,335
11,400	HBOS PLC, Series 144A	6.413%	4/01/49	A1	8,186,066
4,000	HBOS PLC, Series 144A	6.657%	11/21/57	A1	2,865,168
5,750	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	6,183,240
17,150	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	20,590,616
3,000	HT1 Funding, GmbH	6.352%	6/30/57	A-	3,429,094
13,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	14,075,685
2,000	KeyCorp Capital III	7.750%	7/15/29	A3	1,824,384
2,390	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	2,285,844
12,000	Mizuho Financial Group	8.375%	4/27/49	Aa3	11,958,600
4,255	Nordbanken AB, 144A	8.950%	11/29/49	Aa3	4,494,408
700	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	522,162
1,000	PNC Preferred Funding Trust III (3)	8.700%	3/15/58	A-	965,000
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,404,924
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	15,070,300
1,500	Royal Bank of Scotland Group PLC, Series U	7.640%	3/31/49	A1	1,293,840
9,400	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	6,791,500
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A2	5,073,275
2,600	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	2,139,459
3,600	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	3,142,969
6,100	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	6,142,724
4,700	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	4,633,439
800	Union Bank of Norway	7.068%	11/19/49	A2	1,263,567

	Total Commercial Banks				222,878,267

	Diversified Financial Services – 3.5%

1,500	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	AA-	1,607,733
3,500	Fulton Capital Trust I	6.290%	2/01/36	A3	2,534,350
7,400	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	6,836,016
5,750	MBNA Corporation, Capital Trust A	8.278%	12/01/26	Aa2	5,781,591
8,100	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	7,654,500

	Total Diversified Financial Services				24,414,190

	Diversified Telecommunication Services – 1.5%

11	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	10,634,766

	Insurance – 11.8%

7,570	Ace Capital Trust II	9.700%	4/01/30	Baa1	8,501,776
2,000	American General Capital II	8.500%	7/01/30	Aa3	2,240,700
19,000	AXA SA, 144A	6.463%	12/14/49	BBB+	15,277,102
3,800	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	3,440,683
5,000	MetLife Capital Trust IV	0.000%	12/15/67	BBB+	4,558,750
1,700	MetLife Inc.	6.400%	12/15/66	BBB+	1,354,747
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,294,604
4,100	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	3,421,758
6,500	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	5,685,219
6,100	Progressive Corporation	6.700%	6/15/37	A2	5,441,743
2,000	Prudential PLC	6.500%	6/29/49	A	1,680,342
10,200	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	9,255,817
22,000	XL Capital, Limited	6.500%	10/15/57	BBB	16,515,796
5,000	ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	4,519,650

	Total Insurance				83,188,687

	Real Estate – 2.6%

19	Firstar Realty LLC, 144A	8.875%	12/31/50	Aa3	18,465,624

	Road & Rail – 1.0%

7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	6,921,235

	Thrifts & Mortgage Finance – 2.3%

3,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A+	2,929,920
800	Onbank Capital Trust I	9.250%	2/01/27	A3	832,040
14,900	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BB+	9,470,246
4,600	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	BB+	2,487,445

	Total Thrifts & Mortgage Finance				15,719,651

	Total Capital Preferred Securities (cost $477,697,864)				410,541,260

Shares	Description (1)	Value

	Investment Companies – 5.4% (3.3% of Total Investments)

251,398	Blackrock Preferred and Corporate Income Strategies Fund	$3,735,775
601,789	Blackrock Preferred Income Strategies Fund	9,141,175
100,221	Blackrock Preferred Opportunity Trust	1,650,640
643,692	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	9,552,389
216,228	Flaherty and Crumrine/Claymore Total Return Fund Inc.	3,392,617
48,147	John Hancock Preferred Income Fund	907,089
52,729	John Hancock Preferred Income Fund II	1,001,851
497,219	John Hancock Preferred Income Fund III	8,562,111

	Total Investment Companies (cost $49,277,335)	37,943,647

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	U.S. Government and Agency Obligations – 0.5% (0.3% of Total Investments)

$2,000	United States of America Treasury Notes (4)	3.625%	10/31/09	$2,063,126
1,500	United States of America Treasury Notes (4)	3.125%	11/30/09	1,536,914

$3,500	Total U.S. Government and Agency Obligations (cost $3,556,457)			3,600,040

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 1.7% (1.0% of Total Investments)

$11,474	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $11,474,095, collateralized by $10,775,000 U.S. Treasury Notes, 4.750%, due 3/31/11, value $11,704,344	1.100%	4/01/08	$11,473,744

	Total Short-Term Investments (cost $11,473,744)			11,473,744

	Total Investments (cost $1,287,909,640) – 161.6%			1,137,731,828

	Other Assets Less Liabilities – 0.9%			6,481,048

	FundPreferred Shares, at Liquidation Value – (62.5)% (5)			(440,000,000)

	Net Assets Applicable to Common Shares – 100%			$704,212,876

Interest Rate Swaps outstanding at March 31, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$110,000,000	Receive	1-Month USD-LIBOR	4.350%	Monthly	8/29/09	$(3,097,330)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating.
Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(4)	Portion of investment, with an aggregate market value of $3,179,950, has been pledged to collateralize the net payment obligations under interest rate swap contracts.

(5)	FundPreferred shares, at liquidation Value as a percentage of total investments is (38.7)%.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$654,105,762	$482,661,066	$965,000	$1,137,731,828
Derivatives*	-	(3,097,330)	-	(3,097,330)

Total	$654,105,762	$479,563,736	$965,000	$1,134,634,498

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance as of December 31, 2007	$-
Gains (losses):
Net realized gains (losses)	-
Net change in unrealized appreciation (depreciation)	(35,000)
Net purchases at cost (sales at proceeds)	1,000,000
Net discounts (premiums)	-
Net transfers in to (out of) at end of period fair value	-

Balance as of March 31, 2008	$965,000

Income Tax Information
The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $1,289,026,783.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$2,425,602
Depreciation	(153,720,557)

Net unrealized appreciation (depreciation) of investments	$(151,294,955)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Quality Preferred Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.